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                                                    FORTIS

                                   Solid partners, flexible solutions-SM-


A disciplined, consistent
approach to investing

                                                         Fortis Securities
                                                         Fund, Inc.
                                                         Annual Report
                                                         JULY 31, 1999


                                                         Fortis Financial Group

FORTIS SECURITIES, INC. ANNUAL REPORT

CONTENTS

LETTER TO SHAREHOLDERS                                         1

SCHEDULE OF INVESTMENTS                                        2

STATEMENT OF ASSETS AND LIABILITIES                            8

STATEMENT OF OPERATIONS                                        9

STATEMENTS OF CHANGES IN NET ASSETS                           10

NOTES TO FINANCIAL STATEMENTS                                 11

INDEPENDENT AUDITORS' REPORT                                  12

BOARD OF DIRECTORS AND OFFICERS                               13

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2000, Ext. 3012

 - 7:30 a.m. to 5:30 p.m. CST, M-Th

 - 7:30 a.m. to 5:00 p.m. CST, F

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2000, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2000.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL (800) 800-2000, EXT. 4579.

HOW TO USE THIS REPORT

For a quick overview of the fund's performance during the past twelve months, refer to the Highlights box below. The letter from the portfolio manager and president provides a more detailed analysis of the fund and financial markets.

The charts alongside the letter are useful because they provide more information about your investments. The top holdings chart shows the types of securities in which the fund invests, and the pie chart shows a breakdown of the fund's assets by sector.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

HIGHLIGHTS

                                                     FORTIS
                                                  SECURITIES,
                                                      INC.
                                                 --------------
JULY 31, 1999:
TOTAL NET ASSETS.............................    $ 108,950,792
MARKET PRICE PER SHARE.......................    $       8.500
SHARES OUTSTANDING...........................       12,661,702

FOR THE YEAR ENDED JULY 31, 1999:
NET ASSET VALUE PER SHARE:
  Beginning of year..........................    $        9.55
  End of year................................    $        8.60

DISTRIBUTIONS FROM NET INVESTMENT INCOME:
  Total dividends paid.......................    $   9,104,432
  Dividends per share........................    $        .720

PORTFOLIO COMPOSITION BY SECTOR AS OF 7/31/99

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds - Investment Grade          53.5%
Corporate Bonds - Non-Investment Grade      24.9%
Asset Backed Securities                     12.7%
U.S. Government Agencies                     6.7%
Cash Equivalents/Receivables                 1.5%
U.S. Treasury Securities                     0.7%

TOP 10 HOLDINGS AS OF 7/31/99

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  DLJ Mortgage Acceptance Corp.
     (8.50%) 2001 ABS                                         2.8%
 2.  Green Tree Financial Corp.
     (7.65%) 2019 ABS                                         2.7%
 3.  Nationsbank Corp.
     (7.25%) 2025                                             2.2%
 4.  Georgia-Pacific Corp.
     (9.625%) 2022                                            2.1%
 5.  United Airlines
     (10.02%) 2014                                            2.1%
 6.  Midland Realty Acceptance Corp.
     (7.635%) 2028                                            1.8%
 7.  GTE Corp.
     (7.90%) 2027                                             1.8%
 8.  Time Warner Entertainment
     (8.375%) 2033                                            1.8%
 9.  Telecommunications, Inc.
     (9.80%) 2012                                             1.7%
10.  News America Holdings
     (8.875%) 2023                                            1.5%

DEAR SHAREHOLDER:

The outlook for the Global economy improved during the first quarter of 1999 as Korea's economy recovered and Japan's business confidence began to revive. In the second quarter, the focus of the fixed income markets shifted from worries about global recession to concerns that domestic economic growth could fuel inflation. Subsequently, Treasury yields rose more than 1% in some maturities reflecting anticipation of a tighter monetary policy. In fact, the Federal Open Market Committee raised the federal funds rate on June 30 by 0.25% to 5.0%, and left open the possibility of further tightening in the future.

Improvement in global economies in the beginning of the year also contributed to the increase in liquidity for spread products (non-Treasury securities), particularly in the corporate market. Stronger demand for debt obligations that command a yield premium to U.S. Treasuries caused the yield premium, or spread, to tighten. However, this trend was reversed in June and July as inflation became a real concern, and corporations rushed to issue securities ahead of schedule to avoid potential Y2K liquidity squeeze.

Lower reinvestment yield throughout most of the fiscal year and wider credit spreads at the end of the period, negatively impacted the yield distribution and the valuation of the portfolio. For the twelve months ended July 31, 1999, the Fortis Securities Fund provided a distribution yield of 8.47% and total returns of 2.34% at market value and -2.43% at net asset value. Nonetheless, the recent rise in rates, wider spreads and new issue calendar offers an opportunity to purchase securities at attractive yields.

We anticipate economic growth in the months ahead to be affected by higher interest rates, slowing to a more sustainable level of 3-3.5% real rate. We also expect that inflation will remain low, although potentially higher than its current 2% level. While the situation is volatile, we believe that the market has substantially discounted a number of negatives and will offer attractive investment opportunity during the upcoming months.

Sincerely,

/s/ Dean C. Kupperud                                /s/ Howard G. Hudson
Dean C. Kupperud                                    Howard G. Hudson
President                                           Vice President

FORTIS SECURITIES, INC.
Schedule of Investments
July 31, 1999
ASSET BACKED SECURITIES-12.71%
--------------------------------------------------------------------------------

                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                           Market
     Amount                                                      (Unaudited)      Cost (b)         Value (c)
   -----------                                                  -------------   -------------    -------------
                 COMMERCIAL LOANS-2.90%
   $2,000,000    Midland Realty Acceptance Corp., 7.635% Ser
                   1996-C1 Class A3 8-25-2028.................          AAA     $   2,141,993    $   2,009,100
    1,100,000    Midland Realty Acceptance Corp., 7.74%
                   Variable Rate Ser 1996-C1 Class B
                   8-25-2028..................................           AA         1,110,744        1,147,641
                                                                                -------------    -------------
                                                                                    3,252,737        3,156,741
                                                                                -------------    -------------
                 HOUSING-0.65%
      702,776    Green Tree Recreational, Equipment & Consumer
                   Trust, 6.71% Ser 1998-A Class A1H
                   5-15-2029..................................          AAA           699,850          707,084
                                                                                -------------    -------------
                 MANUFACTURED HOMES-3.43%
    3,000,000    Green Tree Financial Corp., 7.65% Ser 1994-1
                   Class A5 4-15-2019.........................         Aa2*         2,988,281        2,982,300
    1,000,000    Green Tree Financial Corp., 7.76% Ser 1997-1
                   Class B2 3-15-2028.........................         Ba1*           999,847          761,875
                                                                                -------------    -------------
                                                                                    3,988,128        3,744,175
                                                                                -------------    -------------
                 MULTI-FAMILY LOANS-5.02%
    3,000,000    DLJ Mtg Acceptance Corp., 8.50% Multifamily
                   Mtg Pass Thru Certificate Ser 1994-4 Class
                   A2 4-18-2001...............................            A         3,023,906        3,018,030
    1,000,000    DLJ Mtg Acceptance Corp., 8.80% Multifamily
                   Mtg Pass Thru Certificate Ser 1993-12 Class
                   B1 9-18-2003...............................         BBB*           982,500          998,270
    1,500,000    J.P. Morgan Commercial Mtg Finance Corp.,
                   7.35% Ser 1997-C5 Class D 9-15-2029........          BBB         1,543,158        1,449,390
                                                                                -------------    -------------
                                                                                    5,549,564        5,465,690
                                                                                -------------    -------------
                 WHOLE LOAN RESIDENTIAL-0.71%
      790,561    Mid-State Trust, 7.54% Ser 6 Class A3
                   7-1-2035...................................           AA           790,072          774,805
                                                                                -------------    -------------
                 TOTAL ASSET BACKED SECURITIES................                  $  14,280,351    $  13,848,495
                                                                                -------------    -------------
                                                                                -------------    -------------

CORPORATE BONDS-INVESTMENT GRADE-53.47%
--------------------------------------------------------------------------------

                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                           Market
     Amount                                                      (Unaudited)      Cost (b)         Value (c)
   -----------                                                  -------------   -------------    -------------
                 AIR FREIGHT-1.76%
   $  964,344    Federal Express, 7.50% Pass Thru Certificate
                   Ser 1997-A 1-15-2018.......................          AAA     $     964,344    $     946,735
    1,000,000    Federal Express, 7.84% Pass Thru Certificate
                   Ser 1996-B2 1-30-2018......................         BBB+         1,000,000          975,730
                                                                                -------------    -------------
                                                                                    1,964,344        1,922,465
                                                                                -------------    -------------
                 AIRLINES-4.49%
    1,000,000    AMR Corp., 10.00% Deb 4-15-2021..............         BBB-         1,162,313        1,171,180
    1,200,000    Delta Air Lines, 10.50% Pass Thru Certificate
                   4-30-2016..................................          BBB         1,448,034        1,458,540
    2,000,000    United Airlines, 10.02% Deb 3-22-2014........          BBB         2,383,938        2,256,300
                                                                                -------------    -------------
                                                                                    4,994,285        4,886,020
                                                                                -------------    -------------
                 AUTOMOBILE AND MOTOR VEHICLE PARTS-0.89%
    1,000,000    TRW, Inc., 7.75% Deb 6-1-2029 (h)............          BBB           990,824          969,403
                                                                                -------------    -------------
                 AUTOMOBILE MANUFACTURERS-0.87%
    1,000,000    Chrysler Corp., 7.40% Deb 8-1-2097...........           A+           999,140          948,127
                                                                                -------------    -------------
                 BANKS-4.48%
    1,000,000    Comerica Bank, 7.875% 9-15-2026..............           A-           988,300        1,028,661
    1,500,000    Keystone Financial Funding Corp., 7.30%
                   Medium Term Note 5-15-2004.................         BBB+         1,497,289        1,496,446
    2,500,000    Nationsbank Corp., 7.25% Sub Note
                   10-15-2025.................................            A         2,331,547        2,354,160
                                                                                -------------    -------------
                                                                                    4,817,136        4,879,267
                                                                                -------------    -------------
                 BROKERAGE AND INVESTMENT-1.37%
    1,500,000    Lehman Brothers Holdings, Inc., 7.375% Note
                   5-15-2004..................................            A         1,495,645        1,493,925
                                                                                -------------    -------------
                 BUILDING MATERIALS-2.24%
    1,000,000    Armstrong World, 7.45% Sr Note 5-15-2029.....           A-           998,822          946,615
    1,500,000    Masco Corp 7.75% Sr Sub Note 8-1-2029........           A-         1,496,955        1,496,955
                                                                                -------------    -------------
                                                                                    2,495,777        2,443,570
                                                                                -------------    -------------

--------------------------------------------------------------------------------

                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                           Market
     Amount                                                      (Unaudited)      Cost (b)         Value (c)
   -----------                                                  -------------   -------------    -------------
                 CABLE TELEVISION-5.06%
   $1,000,000    Comcast Cable Communications, Inc., 8.50%
                   Note 5-1-2027 (with rights)................          BBB     $     998,322    $   1,091,167
      750,000    Cox Communications, Inc., 6.95% Sr Note
                   1-15-2028..................................         BBB+           747,263          674,756
    1,500,000    Telecommunications, Inc., 9.80% Sr Note
                   2-1-2012...................................          AA-         1,658,835        1,819,855
    1,800,000    Time Warner Entertainment, 8.375% Sr Note
                   7-15-2033..................................          BBB         1,732,723        1,921,999
                                                                                -------------    -------------
                                                                                    5,137,143        5,507,777
                                                                                -------------    -------------
                 CHEMICALS-1.91%
      600,000    Agrium, Inc., 7.70% Deb 2-1-2017.............          BBB           594,513          577,156
    1,500,000    Equistar Chemicals, L.P., 8.75% Sr Note
                   2-15-2009 (h)..............................         BBB-         1,573,758        1,501,344
                                                                                -------------    -------------
                                                                                    2,168,271        2,078,500
                                                                                -------------    -------------
                 CONSUMER GOODS-0.43%
      500,000    Pennzoil-Quaker State, 7.375% Deb 4-1-2029...         BBB-           497,493          464,051
                                                                                -------------    -------------
                 DIVERSIFIED FINANCE-1.38%
    1,500,000    AT&T Capital Corp., 7.50% Medium Term Note
                   11-15-2000.................................          BBB         1,499,082        1,507,303
                                                                                -------------    -------------
                 ENERGY-2.67%
    1,500,000    Apache Corp, 7.70% Note 3-15-2026............         BBB+         1,494,667        1,475,778
      500,000    NGC Corp. Capital Trust, 8.316% Deb
                   6-1-2027...................................         BBB-           500,000          459,127
    1,000,000    NRG Energy, Inc., 7.50% Sr Note 6-1-2009.....         BBB-           999,704          973,443
                                                                                -------------    -------------
                                                                                    2,994,371        2,908,348
                                                                                -------------    -------------
                 FINANCIAL SERVICES-0.42%
      406,000    Homeside, Inc., 11.25% Second Priority Sr
                   Secured Note 5-15-2003.....................           A+           416,326          460,303
                                                                                -------------    -------------
                 FOREIGN-GOVERNMENT-1.47%
    1,500,000    Quebec (Province of), 8.80% Bond 4-15-2003...           A+         1,637,670        1,601,190
                                                                                -------------    -------------
                 FOREST PRODUCTS-3.53%
    2,150,000    Georgia-Pacific Corp., 9.625% Deb
                   3-15-2022..................................         BBB-         2,169,818        2,307,281
    1,500,000    Noranda, Inc., 8.625% Deb 7-15-2002..........          BBB         1,494,960        1,543,541
                                                                                -------------    -------------
                                                                                    3,664,778        3,850,822
                                                                                -------------    -------------
                 HOUSING-1.20%
    1,500,000    Pulte Corp., 7.625% Note 10-15-2017..........          BBB         1,479,138        1,307,531
                                                                                -------------    -------------
                 INSURANCE-0.82%
    1,000,000    American General Corp., 6.625% Note
                   2-15-2029..................................          AA-           953,314          891,984
                                                                                -------------    -------------
                 MEDIA-2.83%
      750,000    Belo (A.H.) Corp., 7.25% Note 9-15-2027......         BBB-           745,658          675,169
    1,500,000    News America Holdings, 8.875% Deb
                   4-26-2023..................................         BBB-         1,489,182        1,611,731
      800,000    Westinghouse Electric Corp., 7.875% Deb
                   9-1-2023...................................         BBB-           883,931          790,918
                                                                                -------------    -------------
                                                                                    3,118,771        3,077,818
                                                                                -------------    -------------
                 MISCELLANEOUS-2.07%
    1,075,000    Minneapolis MN Community Development Agency,
                   11.25% Ltd Tax Dev Rev Bond Ser 1990-6B
                   6-1-2007...................................           A-         1,101,875        1,152,892
    1,000,000    New York (City of), 10.00% General Obligation
                   Taxable Bond Ser D 8-1-2005................           A-         1,001,625        1,105,501
                                                                                -------------    -------------
                                                                                    2,103,500        2,258,393
                                                                                -------------    -------------
                 NATURAL GAS TRANSMISSIONS-3.03%
      500,000    CMS Panhandle Holding Co., 7.00% Sr Note
                   7-15-2029 (h)..............................         BBB-           495,186          448,482
    1,500,000    Columbia Gas Systems, 7.62% Note
                   11-28-2025.................................         BBB+         1,422,632        1,407,915
    1,500,000    Tennessee Gas Pipeline, 7.625% Deb
                   4-1-2037...................................          BBB         1,481,942        1,443,593
                                                                                -------------    -------------
                                                                                    3,399,760        3,299,990
                                                                                -------------    -------------
                 OIL-CANADIAN-0.83%
    1,000,000    Talisman Energy, Inc., 7.25% Deb
                   10-15-2027.................................         BBB+           993,253          907,661
                                                                                -------------    -------------
                 OIL-CRUDE PETROLEUM AND GAS-0.87%
    1,000,000    Burlington Resources, 7.375% Deb 3-1-2029....           A-         1,020,056          952,304
                                                                                -------------    -------------

FORTIS SECURITIES, INC.
Schedule of Investments (continued)
July 31, 1999

CORPORATE BONDS-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                           Market
     Amount                                                      (Unaudited)      Cost (b)         Value (c)
   -----------                                                  -------------   -------------    -------------
                 OIL-REFINING-1.27%
   $1,500,000    Coastal Corp., 7.42% Note 2-15-2037..........          BBB     $   1,427,464    $   1,383,515
                                                                                -------------    -------------
                 RAILROAD AND RAILROAD EQUIPMENT-0.70%
      750,000    CSX Corp., 7.90% Deb 5-1-2017................          BBB           749,587          759,917
                                                                                -------------    -------------
                 RETAIL-DEPARTMENT STORES-1.27%
    1,400,000    Dayton Hudson Co., 7.875% Deb 6-15-2023......           A-         1,410,169        1,386,897
                                                                                -------------    -------------
                 TELECOMMUNICATIONS-1.79%
    1,000,000    360 Communications Alltel Corp., 7.50% Sr
                   Note 3-1-2006..............................            A           998,294        1,023,887
    1,000,000    Sprint Capital Corp., 6.90% 5-1-2019.........         BBB+           997,027          923,659
                                                                                -------------    -------------
                                                                                    1,995,321        1,947,546
                                                                                -------------    -------------
                 TELEPHONE SERVICES-1.81%
    2,000,000    GTE Corp., 7.90% Deb 2-1-2027................            A         2,000,000        1,975,656
                                                                                -------------    -------------
                 UTILITIES-ELECTRIC-2.01%
      750,000    Puget Sound Energy, Inc., 7.02% Medium Term
                   Note 12-1-2027.............................           A-           750,000          699,967
    1,500,000    TXU Electric Capital V, 8.175% Deb
                   1-30-2037..................................         BBB-         1,511,033        1,490,781
                                                                                -------------    -------------
                                                                                    2,261,033        2,190,748
                                                                                -------------    -------------
                 TOTAL CORPORATE BONDS - INVESTMENT GRADE.....                  $  58,683,651    $  58,261,031
                                                                                -------------    -------------
                                                                                -------------    -------------

CORPORATE BONDS-NON-INVESTMENT GRADE-24.90%
--------------------------------------------------------------------------------

                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                           Market
     Amount                                                      (Unaudited)      Cost (b)         Value (c)
   -----------                                                  -------------   -------------    -------------
                 AIRLINES-0.50%
   $  500,000    Northwest Airlines Trust No. 2, 13.875% Sub
                   Aircraft Note Ser D 6-21-2008..............         Ba1*     $     500,000    $     542,835
                                                                                -------------    -------------
                 APPAREL-0.48%
      500,000    Hosiery Corp. of America, Inc., 13.75% Sr Sub
                   Note 8-1-2002..............................           B-           492,173          527,500
                                                                                -------------    -------------
                 BROADCASTING-0.91%
      500,000    Chancellor Media Corp., 9.00% Sr Sub
                   10-1-2008..................................            B           550,703          508,750
      500,000    Sinclair Broadcasting Group, Inc., 8.75% Sr
                   Sub Note 12-15-2007........................            B           508,731          486,250
                                                                                -------------    -------------
                                                                                    1,059,434          995,000
                                                                                -------------    -------------
                 BUSINESS SERVICES-1.40%
    1,000,000    Avis Rent A Car, Inc., 11.00% Sr Sub Note
                   5-1-2009 (h)...............................          BB-         1,000,742        1,025,000
      500,000    T/SF Communications Corp., 10.375% Sr Sub
                   Note 11-1-2007.............................           B-           491,087          495,000
                                                                                -------------    -------------
                                                                                    1,491,829        1,520,000
                                                                                -------------    -------------
                 CABLE TELEVISION-2.15%
    2,000,000    Charter Communications Holdings LLC, 9.92% Sr
                   Disc Note 4-1-2011 (Zero coupon through
                   4-1-2004, thereafter 9.92%) (f)(h).........           B+         1,272,953        1,220,000
      500,000    Rifkin Acquisition Partners L.P., 11.125% Sr
                   Sub Note 1-15-2006.........................           B-           546,810          542,500
    1,000,000    United International Holdings, 10.75% Sr Disc
                   Note 2-15-2008 (Zero coupon through
                   2-15-2003, thereafter 10.75%) (f)..........            B           691,218          580,000
                                                                                -------------    -------------
                                                                                    2,510,981        2,342,500
                                                                                -------------    -------------
                 CHEMICALS-1.19%
      500,000    NL Industries, Inc., 11.75% Sr Secured Note
                   10-15-2003.................................            B           510,417          520,000
    1,000,000    Sterling Chemicals, Inc., 11.75% Sr Sub Note
                   8-15-2006..................................            B         1,034,633          776,250
                                                                                -------------    -------------
                                                                                    1,545,050        1,296,250
                                                                                -------------    -------------
                 CONSUMER GOODS-0.25%
      250,000    Chattem, Inc., 12.75% Sr Sub Note Ser B
                   6-15-2004..................................           B-           231,392          271,250
                                                                                -------------    -------------

--------------------------------------------------------------------------------

                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                           Market
     Amount                                                      (Unaudited)      Cost (b)         Value (c)
   -----------                                                  -------------   -------------    -------------
                 FOOD-MISCELLANEOUS-0.91%
   $  500,000    Fresh Foods, Inc., 10.75% Sr Note 6-1-2006...            B     $     500,000    $     497,500
      500,000    Luigino's, Inc., 10.00% Sr Sub Note 2-1-2006
                   (h)........................................           B-           502,533          489,375
                                                                                -------------    -------------
                                                                                    1,002,533          986,875
                                                                                -------------    -------------
                 FOREIGN-GOVERNMENT-1.02%
      300,000    Brazil (Republic of), 11.625% Global Bond
                   4-15-2004..................................           B+           297,318          273,000
      500,000    Philippines (Republic of), 8.875% Global Bond
                   4-15-2008..................................          BB+           487,859          488,125
      500,000    United Mexican States, 6.25% Secured Bond Ser
                   W-B 12-31-2019.............................           BB           378,613          353,125
                                                                                -------------    -------------
                                                                                    1,163,790        1,114,250
                                                                                -------------    -------------
                 FOREST PRODUCTS-0.50%
      500,000    Stone Container Corp., 12.58% Sr Note
                   8-1-2016...................................            B           500,000          547,500
                                                                                -------------    -------------
                 HOTEL AND GAMING-1.25%
    1,500,000    HMH Properties, 7.875% Sr Note 8-1-2008......           BB         1,501,818        1,361,250
                                                                                -------------    -------------
                 INDUSTRIAL-0.75%
    1,000,000    Intelcom Group (USA), Inc., 10.88% 5-1-2006
                   (Zero coupon through 5-1-2001, thereafter
                   12.50%) (f)................................           B-           855,520          817,500
                                                                                -------------    -------------
                 LEISURE TIME-AMUSEMENTS-0.47%
      500,000    Argosy Gaming, 10.75% Sr Sub Note 6-1-2009
                   (h)........................................           B-           500,598          510,009
       86,615    Capital Gaming International, Inc., 12.00% Sr
                   Note 5-28-2001 (e).........................           NR                --               --
                                                                                -------------    -------------
                                                                                      500,598          510,009
                                                                                -------------    -------------
                 MORTGAGE BACKED SECURITIES-0.33%
      601,872    Sandia Mtg Corp., 9.14% 1991-A Variable Rate
                   Pass Thru Certificate Class B 8-1-2018
                   (e)........................................           NR           471,523          361,123
                                                                                -------------    -------------
                 OIL-CRUDE PETROLEUM AND GAS-0.18%
      200,000    Ocean Energy, Inc., 8.875% Sr Sub Note
                   7-15-2007..................................          BB-           198,045          199,500
                                                                                -------------    -------------
                 PAPER-0.47%
      500,000    Packaging Corp. of America, 9.625% Sr Sub
                   Note 4-1-2009 (h)..........................            B           513,071          507,500
                                                                                -------------    -------------
                 PRINTING-0.46%
      500,000    Cadmus Communication Corp., 9.75% Sr Sub Note
                   6-1-2009 (h)...............................            B           500,627          501,250
                                                                                -------------    -------------
                 PUBLISHING-0.46%
      500,000    Affinity Group Holding, 11.00% Sr Note
                   4-1-2007...................................            B           503,727          502,500
                                                                                -------------    -------------
                 RESTAURANTS AND FRANCHISING-0.32%
      370,000    Advantica Restaurant Group, Inc., 11.25% Sr
                   Note 1-15-2008.............................            B           397,535          347,800
                                                                                -------------    -------------
                 RETAIL-GROCERY-0.94%
    1,000,000    Big V Supermarkets, Inc., 11.00% Sr Sub Note
                   2-15-2004..................................           B-         1,014,060        1,025,000
                                                                                -------------    -------------
                 TELECOMMUNICATIONS-8.17%
    1,000,000    Dobson Communications Corp., 11.75% Sr Note
                   4-15-2007..................................           NR           958,779        1,050,000
      500,000    e.Spire Communications, Inc., 13.75% Sr Note
                   7-15-2007..................................           NR           500,000          450,000
      500,000    e.Spire Communications, Inc., 13.75% Sr Note
                   7-15-2007 (e)..............................           NR           591,846          450,000
      250,000    Emmis Communications Corp., 8.125% Sr Sub
                   Note 3-15-2009.............................           B-           250,765          240,000
    1,000,000    Hyperion Communications, Inc., 10.47% Sr Disc
                   Note 4-15-2003 (Zero coupon through
                   4-15-2001, thereafter 13.00%) (f)..........           B+           860,069          830,000
      750,000    McleodUSA, Inc., 8.125% Sr Note 2-15-2009....           B+           746,919          678,750
      500,000    Microcell Telecommunications, Inc., 12.52% Sr
                   Disc Note 6-1-2006 (Zero coupon through
                   12-1-2001, thereafter 14.00%) (f)..........          B3*           397,014          407,500
    1,250,000    Nextel Communications, Inc., 9.84% Sr Disc
                   Note 9-15-2007 (Zero coupon through
                   9-15-2002, thereafter 10.65%) (f)..........           B-           945,758          918,750
      500,000    Nextlink Communications, L.L.C., 12.50% Sr
                   Note 4-15-2006.............................            B           500,000          535,000
    1,050,000    Omnipoint Corp., 11.625% Sr Note Ser A
                   8-15-2006..................................         CCC+           818,826        1,081,500
    1,000,000    Orbcomm Global LP Capital, 14.00% Sr Note
                   8-15-2004..................................           B-         1,030,100          945,000
      500,000    Psinet, Inc., 11.00% Sr Note 8-1-2009 (with
                   rights) (h)................................           B-           500,101          496,250
      333,000    RSL Communications Ltd., 12.25% Sr Note
                   11-15-2006.................................           B-           332,724          342,990

FORTIS SECURITIES, INC.
Schedule of Investments (continued)
July 31, 1999

CORPORATE BONDS-NON-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                           Market
     Amount                                                      (Unaudited)      Cost (b)         Value (c)
   -----------                                                  -------------   -------------    -------------
   $  500,000    Splitrock Services, Inc., 11.75% Sr Note
                   7-15-2008..................................           NR     $     503,680    $     470,000
                                                                                -------------    -------------
                                                                                    8,936,581        8,895,740
                                                                                -------------    -------------
                 TEXTILE MANUFACTURING-0.44%
      500,000    Pillowtex Corp., 10.00% Sr Sub Note
                   11-15-2006.................................           B+           521,789          480,000
                                                                                -------------    -------------
                 TRANSPORTATION-0.69%
    1,000,000    Stena Line AB, 10.625% Sr Note 6-1-2008......            B         1,009,842          752,500
                                                                                -------------    -------------
                 WASTE DISPOSAL-0.66%
      750,000    IT Group, Inc., 11.25% Sr Sub Note 4-1-2009
                   (h)........................................           B+           735,014          720,000
                                                                                -------------    -------------
                 TOTAL CORPORATE BONDS - NON-INVESTMENT
                   GRADE......................................                  $  28,156,932    $  27,125,632
                                                                                -------------    -------------
                                                                                -------------    -------------

U.S. GOVERNMENT SECURITIES-7.42%
--------------------------------------------------------------------------------

    Principal                                                                        Market
     Amount                                                        Cost (b)         Value (c)
   -----------                                                   -------------    -------------
                 FEDERAL HOME LOAN MORTGAGE CORP. - 1.29%
                 MORTGAGE BACKED SECURITIES:
   $  297,762    8.00% 2001...................................   $     305,206    $     301,668
      166,993    9.00% 2022...................................         177,587          176,583
      359,379    10.50% 2017..................................         383,637          390,445
      164,313    11.25% 2010..................................         177,715          180,227
      161,748    11.50% 2014-2015.............................         177,404          178,803
      134,511    11.75% 2010..................................         142,582          149,089
                                                                 -------------    -------------
                                                                     1,364,131        1,376,815
                                                                 -------------    -------------
                 REMIC-IO & IO-ETTE:
        4,162    10.90% Trust # 1404-E Interest only Strip
                   IO-Ette 2006 (e)(g)........................           1,046           25,606
                                                                 -------------    -------------
                 TOTAL FEDERAL HOME LOAN MORTGAGE CORP........       1,365,177        1,402,421
                                                                 -------------    -------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.70%
                 MORTGAGE BACKED SECURITIES:
    1,361,317    7.50% 2027...................................       1,396,553        1,361,674
    1,221,808    8.00% 2024-2025..............................       1,237,152        1,247,684
      682,549    10.50% 2014-2020.............................         721,620          739,644
      457,540    11.00% 2011-2018.............................         470,660          502,059
       20,065    11.25% 2011..................................          20,830           22,148
       42,865    12.00% 2014..................................          45,637           48,170
       94,899    12.50% 2015..................................         107,176          107,645
                                                                 -------------    -------------
                 TOTAL FEDERAL NATIONAL MORTGAGE
                   ASSOCIATION................................       3,999,628        4,029,024
                                                                 -------------    -------------
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -
                 1.72%
                 MORTGAGE BACKED SECURITIES:
      653,315    9.00% 2021...................................         658,521          690,898
    1,107,596    9.50% 2019-2020..............................       1,151,686        1,183,893
                                                                 -------------    -------------
                 TOTAL GOVERNMENT NATIONAL MORTGAGE
                   ASSOCIATION................................       1,810,207        1,874,791
                                                                 -------------    -------------
                 U.S. TREASURY SECURITIES - 0.71%
                 BONDS:
      270,000    8.125% 2021..................................         347,676          324,675
                                                                 -------------    -------------
                 NOTES:
      450,000    6.125% 2007..................................         455,574          450,844
                                                                 -------------    -------------
                 TOTAL U.S. TREASURY SECURITIES...............         803,250          775,519
                                                                 -------------    -------------
                 TOTAL U.S. GOVERNMENT SECURITIES.............   $   7,978,262    $   8,081,755
                                                                 -------------    -------------
                                                                 -------------    -------------

COMMON STOCKS AND WARRANTS-0.05%
--------------------------------------------------------------------------------

                                                                                     Market
     Shares                                                        Cost (b)         Value (c)
   -----------                                                   -------------    -------------
                 APPAREL-0.02%
          500    Hosiery Corp. of America, Inc. Class A (a)
                   (e)........................................   $       8,460    $      20,000
                                                                 -------------    -------------
                 AUTOMOBILE AND MOTOR VEHICLE PARTS-0.00%
          500    Highwaymaster Communications, Inc. (Warrants)
                   (a) (e)....................................           5,000              125
                                                                 -------------    -------------
                 LEISURE TIME-AMUSEMENTS-0.00%
        6,300    Capital Gaming International, Inc. (a).......              --               64
        6,000    Hemmeter Enterprises, Inc. (Warrants) (a)
                   (e)........................................          24,000               --
                                                                 -------------    -------------
                                                                        24,000               64
                                                                 -------------    -------------
                 TELECOMMUNICATIONS-0.03%
          500    RSL(Warrants)(a) (e).........................             500           39,500
                                                                 -------------    -------------
                 TOTAL COMMON STOCKS AND WARRANTS.............          37,960           59,689
                                                                 -------------    -------------
                                                                 -------------    -------------
                 TOTAL LONG-TERM INVESTMENTS..................   $ 109,137,156    $ 107,376,602
                                                                 -------------    -------------
                                                                 -------------    -------------

SHORT-TERM INVESTMENTS-1.61%
--------------------------------------------------------------------------------

    Principal                                                       Market
     Amount                                                        Value (c)
   -----------                                                   -------------
                 BANKS-1.61%
   $1,753,285    U.S. Bank N.A. Money Market Variable Rate
                   Time Deposit, Current rate -- 4.91%........   $   1,753,285
                                                                 -------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $110,890,441)(B)...........................   $ 109,129,887
                                                                 -------------
                                                                 -------------

 (a) Presently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
 (b) At July 31, 1999, the cost of securities for federal income tax purposes was $110,933,299 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $ 1,957,897
          Unrealized depreciation...........................   (3,761,309)
          ---------------------------------------------------------------
          Net unrealized depreciation.......................  $(1,803,412)
          ---------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.65% of total net assets as of July 31, 1999.
 (e) Securities issued within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities:

Year Acquired  Shares/Par   Security                                                                              Cost Basis
-------------  -----------  ------------------------------------------------------------------------------------  -----------
1999               86,615   Capital Gaming International, Inc., 12.00% 5-15-2001                                   $      --
1998              500,000   E Spire Communications, Inc., 13.75% 7-15-2007                                           591,846
1993                4,162   FHLMC Remic Trust #1404-E IO-ette 2006                                                     1,046
1994                6,000   Hemmeter Enterprises, Inc. (Warrants) - 144A                                              24,000
1998                  500   Highwaymaster Communications, Inc. (Warrants) - 144A                                       5,000
1994                  500   Hosiery Corp. of America, Class A - 144A                                                   8,460
1996                  500   RSL (Warrants) - 144A                                                                        500
1993              601,872   Sandia Mortgage Corp., 2018-restricted                                                   471,523

     The aggregate value of these securities at July 31, 1999, was $896,364 which represents 0.82% of total net assets.
 (f) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
 (g) The interest rate disclosed for interest only strips represents the effective yield at July 31, 1999, based upon the estimated timing and amount of future cash flows.
 (h) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are deemed to be liquid. The aggregate value of these securities at July 31, 1999, was $8,388,604, which represents 7.70% of the total net assets.
  *  Moody's Rating

FORTIS SECURITIES, INC.

Statement of Assets and Liabilities

July 31, 1999

--------------------------------------------------------------------------------
ASSETS
  Investments in securities, as detailed in the accompanying schedules, at market (cost $110,890,441)(Note 1)..................  $ 109,129,887
  Receivables:
    Investment securities sold........................................         13,487
    Interest and dividends............................................      2,154,708
                                                                        -------------
TOTAL ASSETS..........................................................    111,298,082
                                                                        -------------
LIABILITIES
  Cash portion of dividends payable ($0.060 per share)................        759,703
  Payable for investment securities purchased.........................      1,496,955
  Payable for investment advisory and management fees (Note 2)........         57,201
  Accounts payable and accrued expenses...............................         33,431
                                                                        -------------
TOTAL LIABILITIES.....................................................      2,347,290
                                                                        -------------
NET ASSETS
  Net proceeds of capital stock, par value $.01 per share-authorized
    15,000,000 shares; outstanding 12,661,702 shares..................    127,598,956
  Unrealized depreciation of investments..............................     (1,760,554)
  Excess of distributions over net investment income..................        (68,651)
  Accumulated net realized loss from sale of investments..............    (16,818,959)
                                                                        -------------
TOTAL NET ASSETS......................................................  $ 108,950,792
                                                                        -------------
                                                                        -------------
NET ASSET VALUE PER SHARE.............................................          $8.60
                                                                        -------------
                                                                        -------------

Statement of Operations

For the Year Ended July 31, 1999

--------------------------------------------------------------------------------
NET INVESTMENT INCOME:
  Income
    Interest income...................................................  $   9,659,010
                                                                        -------------
  Expenses:
    Investment advisory and management fees (Note 2)..................        694,003
    Legal and auditing fees (Note 2)..................................         26,000
    Custodian fees....................................................          6,003
    Shareholders' notices and reports.................................         54,544
    Directors' fees and expenses......................................         16,844
    Exchange listing fees.............................................         26,299
    Other.............................................................         22,724
                                                                        -------------
  Total expenses......................................................        846,417
                                                                        -------------
NET INVESTMENT INCOME.................................................      8,812,593
                                                                        -------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS (NOTE 1):
  Net realized loss on securities transactions........................     (4,496,304)
  Net change in unrealized depreciation of investments in
    securities........................................................     (7,160,843)
                                                                        -------------
NET LOSS ON INVESTMENTS...............................................    (11,657,147)
                                                                        -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS..................  $  (2,844,554)
                                                                        -------------
                                                                        -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS SECURITIES, INC.

Statements of Changes in Net Assets

                                                                           FOR THE         FOR THE
                                                                         YEAR ENDED      YEAR ENDED
                                                                        JULY 31, 1999   JULY 31, 1998
                                                                        -------------   -------------
OPERATIONS
Net investment income.................................................  $   8,812,593   $   9,262,695
Net realized gain (loss) on investments...............................     (4,496,304)      1,120,419
Net change in unrealized appreciation (depreciation) on investments...     (7,160,843)        197,289
                                                                        -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......     (2,844,554)     10,580,403
                                                                        -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income............................................     (9,104,432)     (9,334,311)
                                                                        -------------   -------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from sales of 19,522 and 20,730 shares issued as a result of
  reinvested dividends, respectively..................................        178,860         189,866
                                                                        -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............................    (11,770,126)      1,435,958
NET ASSETS:
Beginning of year.....................................................    120,720,918     119,284,960
                                                                        -------------   -------------
End of year (includes undistributed (excess of distributions over) net
  investment income of ($68,651) and $219,760, respectively)..........  $ 108,950,792   $ 120,720,918
                                                                        -------------   -------------
                                                                        -------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS SECURITIES, INC.

Notes to Financial Statements

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fortis Securities, Inc., ("the fund") is a closed-end diversified management investment company. The primary investment objective of the fund is to seek a high level of current income through investment in a diversified portfolio of debt securities, some of which may be privately placed and some of which may have equity features. Capital appreciation is a secondary objective.

   SECURITY VALUATION: Investments in securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. For fixed income securities, the pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Securities for which quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS: Delivery and payment for securities that have been purchased by the Fortis Securities Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. As of July 31, 1999, there were no outstanding purchases on a when-issued basis.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. For the year ended July 31, 1999, the cost of purchases and proceeds from sales of securities (other than short-term securities) aggregated $38,270,519 and $37,274,480, respectively.

   INCOME TAXES: The fund intends to qualify, under the Internal Revenue Code, as a regulated investment company and if so qualified, will not have to pay federal income taxes to the extent its taxable income is distributed. On a calendar year basis, the fund is subject to a 4% federal excise tax to the extent it does not distribute substantially all of its net investment income and realized gains, if any.

   Net investment income and net realized gains differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may therefore differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. The effect on dividend distributions of the book-to-tax difference is presented as "excess distributions of net realized gains" in the statement of changes in net assets and the financial highlights.

   On the statement of Assets and Liabilities; due to permanent book-to-tax differences, accumulated net realized loss has been decreased $5,325,293, undistributed net investment income increased by $3,428, resulting in a reclassification to reduce paid-in-capital by $5,328,721.

   For federal income tax purposes, the fund had a capital loss carryover of $16,776,101 at July 31, 1999, which, if not offset by subsequent capital gains, will expire in 2001 through 2008. It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expired.

   ILLIQUID SECURITIES: At July 31, 1999, investments in securities for the fund included issues that are illiquid. The fund currently limits investments in illiquid securities to 15% of net assets, at market value, at the date of purchase. The aggregate value of such securities at July 31, 1999, was $896,364 which represents .82% of net assets. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above.

   DIVIDEND REINVESTMENT PLAN: A shareholder may choose to have their dividends and capital gains distributions reinvested in additional whole and fractional shares. Although reinvested, this distribution will still be taxable. Under this plan, when the market price is greater than the net asset value, the reinvestment price will be the greater of 95 percent of the month-end market price (plus brokerage commissions) or the month-end net asset value. When the market price is less than the net asset value, the reinvestment price will be the market price (plus brokerage commissions) to the extent that shares can be purchased in the open market.

   A shareholder will receive his dividends and capital gains distributions in cash automatically, unless they inform the fund in writing that they desire to have their distributions reinvested in additional shares. This may be done by contacting Fortis Advisers, Inc. (see page 13). Notice to initiate or to terminate this Plan must be received by Advisers 15 days prior to the dividend date for which it is to become effective.

   USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc., is the investment adviser for the fund. Investment advisory and management fees are computed at the annual rate of .45% for the first $100 million of average monthly net assets and at the annual rate of .40% of average monthly net assets over $100 million, plus 2% of investment income.

   Legal fees and expenses aggregating $5,000 for the year ended July 31, 1999, were paid to a law firm of which the secretary of the fund is a partner.

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS: Selected per share historical data was as follows:

                                                                             YEAR ENDED JULY 31,
                                                      -----------------------------------------------------------------
                                                        1999          1998          1997          1996          1995
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year................    $    9.55     $    9.45     $    8.97     $    9.18     $    9.33
                                                      ---------     ---------     ---------     ---------     ---------
Operations:
  Investment income - net.........................          .70           .73           .72           .78           .84
  Net realized and unrealized gain (loss) on
    investments...................................         (.93)          .11           .49          (.20)         (.11)
                                                      ---------     ---------     ---------     ---------     ---------
    Total from operations.........................         (.23)          .84          1.21           .58           .73
                                                      ---------     ---------     ---------     ---------     ---------
Distributions to shareholders:
  From investment income - net....................         (.72)         (.74)         (.70)         (.78)         (.87)
  Excess distributions of net realized gains......           --            --          (.03)         (.01)         (.01)
                                                      ---------     ---------     ---------     ---------     ---------
Total distributions to shareholders...............         (.72)         (.74)         (.73)         (.79)         (.88)
                                                      ---------     ---------     ---------     ---------     ---------
Net asset value, end of year......................    $    8.60     $    9.55     $    9.45     $    8.97     $    9.18
                                                      ---------     ---------     ---------     ---------     ---------
Per-share market value, end of year...............    $   8.500     $   9.000     $   8.688     $   7.875     $   8.750
Total investment return, market value @...........         2.34%        12.29%        20.27%        (1.36%)         .25%
Total investment return, net asset value @@.......        (2.43%)        9.50%        14.83%         6.93%         8.46%
Net assets end of year (000s omitted).............    $ 108,951     $ 120,721     $ 119,285     $ 113,151     $ 115,642
Ratio of expenses to average daily net assets.....          .73%          .76%          .76%          .80%          .78%
Ratio of net investment income to average daily
  net assets......................................         7.65%         7.68%         7.91%         8.47%         9.33%
Portfolio turnover rate...........................           33%           44%          130%           67%           75%

@ Total investment return, market value, is based on the change in market price of a share during the period and assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.
@@ Total investment return, net asset value, is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

--------------------------------------------------------------------------------

  ANNUAL MEETING OF SHAREHOLDERS

  At the annual meeting of shareholders of Fortis Securities, Inc., held on December 10, 1998, the following individuals were elected to the Board of
  Directors: Richard W. Cutting, Allen R. Freedman, Dr. Robert M. Gavin, Benjamin S. Jaffray, Jean L. King, Dean C. Kopperud, Edward M. Mahoney, Robb
  L. Prince, Leonard J. Santow, Noel S. Shadko and Joseph M. Wikler.

  Shareholders also ratified the selection of KPMG LLP as independent public accountants for Fortis Securities, Inc.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders

Fortis Securities, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Fortis Securities, Inc. as of July 31, 1999 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period ended July 31, 1999 and the financial highlights for each of the years in the five-year period ended July 31, 1999. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fortis Securities, Inc. as of July 31, 1999 and the results of its operations, changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

KPMG LLP

Minneapolis, Minnesota
September 3, 1999

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                           FORTIS, INC. MANAGING DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        PRESIDENT, CRANBROOK EDUCATION
                                           COMMUNITY. PRIOR TO JULY 1996,
                                           PRESIDENT MACALESTER COLLEGE
              Benjamin S. Jaffray        CHAIRMAN, SHEFFIELD GROUP, LTD.
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           PRESIDENT - FORTIS FINANCIAL GROUP,
                                           FORTIS BENEFITS INSURANCE COMPANY AND
                                           SENIOR VICE PRESIDENT, FORTIS
                                           INSURANCE COMPANY
              Edward M. Mahoney          PRIOR TO JANUARY 1995, CHAIRMAN AND
                                           CHIEF EXECUTIVE OFFICER, FORTIS
                                           ADVISERS, INC., FORTIS INVESTORS,
                                           INC.
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT PRIOR TO JULY 1995, VICE
                                           PRESIDENT AND TREASURER, JOSTENS,
                                           INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel Shadko                MARKETING CONSULTANT. PRIOR TO MAY
                                           1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR. PRIOR TO JANUARY 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Peggy L. Ettestad
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
Howard G. Hudson
  VICE PRESIDENT
Dickson W. Lewis
  VICE PRESIDENT
Lucinda S. Mezey
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Melinda S. Urion
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT ADVISOR AND          Fortis Advisers, Inc.
DIVIDEND DISBURSING AGENT       BOX 64284, ST. PAUL, MINNESOTA 55164

REGISTRAR                       Norwest Bank
                                Minnesota, N.A.
                                MINNEAPOLIS, MINNESOTA

CUSTODIAN                       U.S. Bank National Association
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG LLP
                                MINNEAPOLIS, MINNESOTA

MARKET PRICE  Fortis Securities, Inc. is listed on the New York Stock Exchange with the Ticker symbol "FOR." The market price is carried daily in the financial pages of most newspapers in the New York Stock Exchange Composite Transactions listings under the abbreviation FortisSec.

              In addition, each Monday THE WALL STREET JOURNAL and other financial publications include a "Closed-End Funds" table which sets forth on a per share basis the previous week's net asset value, market price and the percentage difference between net asset value and market price for the fund under the name Fortis Securities.

                 [LOGO]

                 FORTIS

Solid partners, flexible solutions-SM-


FORTIS MEANS STEADFAST

Fortis means "steadfast" in Latin. The worldwide Fortis family of companies lives up to the name, and has each day since the 1800s, with flexible solutions tailored to our customers' individual needs. We deliver the stability you require today ... and tomorrow. You can count on it.

Fortis Financial Group offers mutual funds, annuities and life insurance through its broker/dealer Fortis Investors, Inc.

We're part of Fortis, Inc., a financial services company that provides specialty insurance and investment products to individuals, businesses, associations and other financial services organizations throughout the United States.

Fortis, Inc. is part of Fortis, a worldwide group of companies active in the fields of insurance, banking and investments. Fortis is jointly owned by Fortis AMEV of The Netherlands and Fortis AG of Belgium.

Fortis: steadfast for YOU!

FORTIS FINANCIAL GROUP

Fortis Advisers, Inc.
(fund management since 1949)

Fortis Investors, Inc.
(principal underwriter;
member NASD, SIPC)

Fortis Benefits Insurance Company
& Fortis Insurance Company
(issuers of FFG's insurance products)

P.O. Box 64284, St. Paul, MN 55164
(800) 800-2000
http://www.ffg.us.fortis.com


FORTIS FINANCIAL GROUP                                 ----------------------
P.O. Box 64284                                               Bulk Rate
St. Paul, MN 55164                                          U.S. Postage
                                                                PAID
Fortis Securities Fund, Inc.                               Permit No. 3794
                                                          Minneapolis, MN
                                                       ----------------------






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95387 -C-Fortis 9/99